Convertible Notes and Notes Payable	9 Months Ended
Sep. 30, 2021
SoundHound, Inc. [Member]
Convertible Notes and Notes Payable [Line Items]
CONVERTIBLE NOTES AND NOTES PAYABLE

7.      CONVERTIBLE NOTES AND NOTES PAYABLE

2020 Convertible Notes

In May 2020, the Company issued a convertible promissory note (“May Note”) to a Lender in exchange for $25,000 in cash proceeds. The May Note has an annual interest rate of 5% and a maturity date of May 15, 2022.

In June 2020, the Company issued a promissory note (“June Note”) to a Lender in exchange for $15,000 in cash proceeds. This note has an annual interest rate of 5% and a maturity date of June 26, 2022.

The Company evaluated whether the convertible notes contain embedded features that meet the definition of derivatives under ASC 815, Derivatives and Hedging, and accounted for the embedded feature as a derivative liability to be remeasured at the end of each reporting period. The Company recorded the bifurcated conversion features initially at fair value with the residual value being allocated to the convertible notes as a debt discount. The redemption features of the May Note and June Note do not meet the definition of derivatives. Therefore, the redemption features are not bifurcated.

The total amount of debt discount at issuance for the May Note and June Note was $4,175 and $2,529, respectively. The Company amortized the aggregate debt discount using the effective interest method. The Company recognized total interest expense of $1,496 associated with the May Note and June Note for the nine months ended September 30, 2021, out of which $935 relates to the amortization of the debt discount.

The May Note contains a conversion feature in which outstanding principal and any unpaid accrued interest automatically converts into equity securities. This conversion occurs when the Company issues and sells equity securities in a bona fide equity financing with total proceeds to the Company totaling more than $40,000, including the face value of the May Note before the May Note’s maturity date (“May Note Qualified Financing”). The June Note contains a similar conversion feature, differing where total proceeds must exceed $30,000, excluding the face value of the June Note (“June Note Qualified Financing”).

In August 2020, the Company issued Series D-3A redeemable convertible preferred stock (“Series D-3A”) for proceeds in aggregate of approximately $40,300. The Series D-3A financing meets the definition of the May Note Qualified Financing. As a result, the May Note, with then outstanding principal balance of $25,000 and accrued unpaid interest of $288, were automatically converted into 766,293 shares of Series D-3A resulting in an extinguishment of the outstanding principal balance and accrued net of unamortized discount of $21,268, extinguishing the derivative liability at fair value of $5,360 at the acquisition price of Series D-3A of $30,652. In connection with the extinguishment, the Company recognized a loss of $3,775 on the condensed consolidated statements of operations and comprehensive loss. The Series D-3A financing did not meet the definition of the June Note Qualified Financing and, as such, the June Note remained outstanding as of September 30, 2021 and December 31, 2020.

The following table summarizes the unamortized debt discount and fair value as of September 30, 2021 and December 31, 2020, and accrued interest and fair value remeasurement for the nine months ended September 30, 2021 and 2020 (in thousands):

	September 30, 2021	December 31, 2020
Unamortized debt discount	$987	$1,922
Fair value of conversion feature	$3,470	$2,380
	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Accrued interest	$561	$197
Remeasurement of conversion feature – gain/(loss)	$(1,090)	$(1,300)

Accrued interest is included in other liabilities on the condensed consolidated balance sheets. The Company recorded the remeasurement of derivative liabilities in change in fair value of derivative and warrant liability on the condensed consolidated statements of operations and comprehensive loss.

March 2021 Note Payable

In March 2021, the Company entered into a loan and security agreement with a commercial bank to borrow $30,000 along with the issuance of warrants to purchase 127,570 shares of the Company’s common stock (see Note 6 for additional information). The warrants were recognized as a debt discount at issuance and recorded as a reduction of the debt balance. The Company is amortizing the cost on an effective interest basis over the life of the agreement. As of September 30, 2021, the entire note payable balance is classified as short term.

The loan bears interest at an annual rate equal to the greater of 9% or 5.75% above the Prime Rate. As of September 30, 2021, the interest rate was 9%. Payments are interest only for the first twelve months and are fully amortizable thereafter. The Company recorded interest expense in the condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2021 of $2,511, of which $225 remained unpaid as accrued interest.

The term loan amortization date is April 1, 2022, with an opportunity for a six-month extension if certain performance milestones are met. The total amount of debt discount at issuance was $2,482. As of September 30, 2021, the unamortized debt discount totaled $1,344. The maturity date of the loan is either September 2024 or March 2025, depending on meeting certain performance milestones, and could be earlier if the June 2020 Note converts as part of a “conversion event,” which would occur upon consummation of the Business Combination.

June 2021 Note

In June 2021, the Company entered into a loan and security agreement with a lender to obtain credit extensions to the Company. Extensions may be requested in $5,000 increments up to a total commitment amount of $15,000. Additionally, warrants were issued alongside the convertible note to purchase 63,785 shares of SoundHound’s common stock (see Note 8 for additional information). The warrants were recognized as a debt discount at issuance. As the warrants and issuance cost of $1,643 are directly attributable to the total commitment of $15,000, the Company has presented its unamortized debt issuance cost associated with this convertible note as an asset. The Company is amortizing the cost on a straight-line basis over the life of the agreement.

The loan bears interest at an annual rate equal to the greater of 9% or 5.75% above the Prime Rate. As of September 30, 2021, the interest rate is 9%. Payments are interest-only for the first twelve months and are fully amortizing thereafter. Accrued interest totaled $136 and is included in interest expense in the condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2021.

The loan amortization date is June 1, 2022, with an opportunity for a six-month extension if certain performance milestones are met. The maturity date of the loan is the earlier of May 2025 or when the June Note issued in 2020 is either paid in full or converts to preferred stock. Upon mutual consent of the Company and its Agent, the outstanding principal amount of term loan advances may be converted into equity securities that are issued by SoundHound in an Initial Public Offering (“IPO”) or by a Special Purpose Acquisition Company (“SPAC”) during a private placement sale of SoundHound’s equity securities that closes substantially concurrently with the closing of a SPAC acquisition.

As of September 30, 2021, the Company has withdrawn $5,000, of which $556 is classified as short-term and $4,444 is classified as long-term.

As of September 30, 2021, the unamortized debt discount totaled $1,506.

The below table summarizes the Company’s debt balances as of September 30, 2021 and December 31, 2020 (in thousands):

September 30, 2021
March 2021 Note Payable
Notes payable, current portion	$30,000
Unamortized loan discount	(1,344)
Carrying value	$28,656
	September 30, 2021
	June 2020 Note	June 2021 Note	Total
Convertible notes, current portion	$—	$556	$556
Convertible notes, net of current portion
Convertible notes, face value	15,000	4,444	19,444
Unamortized loan discount	(1,006)	—	(1,006)
Total	$13,994	$5,000	$18,994
Carrying value	$13,994	$5,000	$18,994

Unamortized debt issuance cost (asset)	$—	$(1,506)	$(1,506)
December 31, 2020
June 2020 Note
Convertible notes, net of current portion	$15,000
Unamortized loan discount	(1,942)
Carrying value	$13,058